RESTORATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restoration Provision Roll-forward
Balance at the beginning of the period	$ 7,072
Balance at end of period	7,567	$ 7,072
Restoration provision
Restoration Provision Roll-forward
Balance at the beginning of the period	7,072	3,088
New provisions	938	305
Changes in estimates	663	2,956
Disposals and settlements	(256)	(114)
New provisions assumed from acquisition		894
Unwinding of discount	214	140
Reclassification from liabilities related to assets held for sale		744
Reclassification to liabilities related to assets held for sale	(1,064)	(941)
Balance at end of period	$ 7,567	$ 7,072